Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	$ 1,064.3	$ 1,027.4
Additions	625.9	252.7
Disposals	(1.5)	(6.7)
Depreciation	(210.6)	(197.2)
Impairment		(30.5)
Effect of foreign currency exchange rate changes	(36.2)	18.6
Carrying amount, Ending balance	1,441.9	1,064.3
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	292.5	313.5
Additions	172.5	90.8
Disposals	(0.1)	(0.1)
Depreciation	(95.8)	(95.4)
Impairment		(21.7)
Effect of foreign currency exchange rate changes	(9.1)	5.4
Carrying amount, Ending balance	360.0	292.5
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	425.0	403.6
Additions	195.7	105.3
Disposals	(1.1)	(0.9)
Depreciation	(92.8)	(82.5)
Impairment		(8.8)
Effect of foreign currency exchange rate changes	(13.5)	8.3
Carrying amount, Ending balance	513.3	425.0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	254.6	247.4
Additions	197.3	23.7
Disposals	(0.3)	(0.3)
Depreciation	(22.0)	(19.3)
Effect of foreign currency exchange rate changes	(10.9)	3.1
Carrying amount, Ending balance	418.7	254.6
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	92.2	62.9
Additions	60.4	32.9
Disposals		(5.4)
Effect of foreign currency exchange rate changes	(2.7)	1.8
Carrying amount, Ending balance	$ 149.9	$ 92.2